Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accrued and Other Current Liabilities
Accrued and other current liabilities consist of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Payroll and related benefits	$777	$351
Materials and related purchases	464	474
Deferred rent	462	524
Professional & consulting fees	248	103
Customer refund	—	352
Other	243	22

Total accrued and other current liabilities	$2,194	$1,826